Selected Data on Corporation Short-Term Obligations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Debt Instrument [Line Items]
Maximum month-end borrowings	$ 0	$ 335	$ 503
Average borrowings during the year	0	97	242
Year-end borrowings	$ 0	$ 0	$ 198
Weighted average interest rate during the year	0.00%	0.34%	0.31%
Weighted average interest rate at year-end	0.00%	0.00%	0.30%